Commitments and Contingencies (Details) - USD ($) $ in Thousands			3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 16, 2022	Sep. 01, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Jan. 30, 2023	Oct. 03, 2022	Dec. 07, 2021
Other Commitments [Line Items]
Rental expense			$ 1,600	$ 1,800	$ 1,600	$ 3,300	$ 3,400	$ 6,600	$ 600	$ 600
Potential gross capital commitments			58,200		69,100	58,200		61,100
Capital funding commitment reserves			$ 100			$ 100		$ 100
Portfolio percentage of unfunded commitment			88.00%			88.00%		88.00%
Contingent consideration payable					$ 20,152			$ 0
Issuance of preferred stock to satisfy contingent consideration payable		$ 20,100						$ 20,100
Customer ExAlt Trusts
Other Commitments [Line Items]
Alternative investments acquired													$ 352,600
Private Arbitration
Other Commitments [Line Items]
Damages sought	$ 36,300
Paul Capital Advisors Lawsuit
Other Commitments [Line Items]
Maximum potential negative impact												$ 350,000
Chapter 11 Cases | Minimum
Other Commitments [Line Items]
Maximum potential negative impact											$ 155,000
Chapter 11 Cases | Maximum
Other Commitments [Line Items]
Maximum potential negative impact											382,000
Official Committee of Bondholders Motion
Other Commitments [Line Items]
Maximum potential negative impact											$ 500,000